STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule Of Public Common Stock Warrants

A summary of activity of the Company’s issued and outstanding public warrants is as follows:

December 31,
2021
Public warrants issued in connection with Merger on July 23, 2021	41,400,000
Number of public warrants exercised	(41,034,197)
Public warrants redeemed	(365,803)
Issued and outstanding public warrants as of December 31, 2021	—

Schedule of Common Stock Reserved for Future Issuance

The Company’s common stock reserved for future issuances as of December 31, 2021 and 2020, are as follows:

	December 31,	December 31,
	2021	2020
Convertible preferred stock (on an as-converted basis)	—	957,159,704
Convertible preferred stock warrant (on an as-converted basis)	—	1,546,799
Private warrants to purchase common stock	44,350,000	—
Stock options outstanding	64,119,902	70,675,318
Restricted stock units outstanding	48,234,611	—
Shares available for future grants under equity plans	16,761,960	10,526,235
If-converted common shares from convertible note	36,737,785	—
Total shares of common stock reserved	210,204,258	1,039,908,056